Equity - Own shares - Narrative (Details) £ / shares in Units, £ in Millions			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 10, 2019 GBP (£)	Jul. 10, 2019 GBP (£) shares	Aug. 09, 2019 GBP (£)	Jan. 31, 2020 GBP (£)	Apr. 09, 2020	Jun. 30, 2021	Jun. 30, 2020 GBP (£) £ / shares shares	Jun. 30, 2019 GBP (£) £ / shares shares	Jun. 30, 2018 GBP (£) £ / shares shares	Sep. 19, 2019 £ / shares shares	Jul. 25, 2019 GBP (£)	Jun. 30, 2017 shares
Disclosure of reserves within equity [line items]
Share capital							£ 742	£ 753	£ 780
Number of shares authorised to be repurchased (in shares) | shares										237,177,623
Par value of shares authorised to be repurchased (in GBP per share) | £ / shares										£ 0.28935
Repurchase of shares percentage of market value per share to be paid upon purchase										105.00%
Net borrowings to adjusted EBITDA ratio							3.3
Share buy- back programme
Disclosure of reserves within equity [line items]
Stock repurchase program, authorized amount											£ 4,500
Term of share buy-back program					3 years
Diageo Plc
Disclosure of reserves within equity [line items]
Number of own shares purchased (in shares) | shares									2,500,000
Nominal value of own shares purchased									£ 1
Purchase of own shares percentage of issued ordinary share capital									0.10%
Unlawful distribution			£ 320
Diageo Plc | Share buy- back programme
Disclosure of reserves within equity [line items]
Purchase of own shares percentage of issued ordinary share capital							1.50%	3.50%	2.10%
Purchase of own shares		£ 26					£ 1,282	£ 2,775	£ 1,507
Number of shares purchased (in shares) | shares		300,000					39,000,000	94,700,000	58,900,000
Weighted average share price per share (in GBP per share) | £ / shares							£ 32.43	£ 29.24	£ 25.43
Transaction costs	£ 17						£ 7	£ 6	£ 9
Employee share trusts
Disclosure of reserves within equity [line items]
Number of shares (in shares) | shares							2,000,000	3,000,000	4,000,000
Share capital							£ 51	£ 58	£ 72
Market value of shares outstanding							£ 57	£ 92	£ 106
Purchased call options
Disclosure of reserves within equity [line items]
Number of call options purchased (in shares) | shares								4,000,000
Purchase of call options								£ 14
Term of call options								3 years
Own shares
Disclosure of reserves within equity [line items]
Number of shares (in shares) | shares							227,000,000	232,000,000	238,000,000			241,000,000
Own shares | Share buy- back programme
Disclosure of reserves within equity [line items]
Purchase of own shares				£ 1,250			£ 1,282	£ 2,775	£ 1,507
Number of shares purchased (in shares) | shares							39,000,000	95,000,000	59,000,000
Bottom of range
Disclosure of reserves within equity [line items]
Net borrowings to adjusted EBITDA ratio						2.5	2.5
Top of range
Disclosure of reserves within equity [line items]
Net borrowings to adjusted EBITDA ratio							3.0